Capital Commitments - Additional Information (Details)					12 Months Ended
	Jan. 18, 2023 USD ($)	Jun. 28, 2021 USD ($) $ / shares shares	May 04, 2021 USD ($)	May 04, 2021 CAD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 21, 2023 $ / shares	Aug. 02, 2023 $ / shares	Mar. 29, 2023 CAD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 17, 2022 $ / shares	Dec. 31, 2021 $ / shares shares	Jul. 10, 2020 USD ($) shares	Jul. 10, 2020 $ / shares
Other Commitments [Line Items]
Warrants issued | shares					22,518,894		22,518,894				19,633,911		17,631,350
Exercise Price | $ / shares					$ 1.35			$ 1	$ 1		$ 1.18	$ 1.24	$ 1.05
Current portion of notes payable					$ 0						$ 1,810,468
Interest Rate (Annual)
Other Commitments [Line Items]
Warrants, measurement input					0.006		0.006		0.0421
Expected Dividend
Other Commitments [Line Items]
Warrants, measurement input									0
Volatility
Other Commitments [Line Items]
Warrants, measurement input					1.43		1.43		0.50
GEM Global Yield LLC SCS [Member]
Other Commitments [Line Items]
Capital commitments					$ 100,000,000
Capital commitments, initial					$ 100,000,000		$ 100,000,000
Common stock purchase price based on average daily closing price percentage					90.00%		90.00%
Drawn down request maximum percentage of average daily trading volume					1000.00%		1000.00%
Drawn down request closing price percentage on trading day prior to issue					90.00%		90.00%
Capital commitments, closing of transaction term					36 months	36 months
Capital commitments, description					The initial CAD $100 Million is in the form of a capital commitment that allows the Company to draw down funds during the 36-month term by issuing shares to GEM (or such persons as it may direct) and subject to share lending arrangement(s) being in place. The purchase price of the shares to be sold is set at (i) 90% of the recent average daily closing price of the Company’s common stock on the TSX Venture Exchange or (ii) the floor price set by the company for each drawn down. The Company is not permitted to make a draw-down request in an amount that exceeds (i)1000% of the average daily trading volume of the Company’s stock for the 15 trading days preceding the draw-down date or (ii) 90% of the closing price on the trading day immediately prior to the issue or the relevant draw down notice and then added to the aggregate purchase price of all the common shares subscribed for pursuant to all prior closings would not exceed the total facility. GEM may accept or reject such drawn down notice based on various conditions described in the agreement. On July 8, 2020 the TSX Venture Exchange provided approval for the Facility.	The initial CAD $100 Million is in the form of a capital commitment that allows the Company to draw down funds during the 36-month term by issuing shares to GEM (or such persons as it may direct) and subject to share lending arrangement(s) being in place. The purchase price of the shares to be sold is set at (i) 90% of the recent average daily closing price of the Company’s common stock on the TSX Venture Exchange or (ii) the floor price set by the company for each drawn down. The Company is not permitted to make a draw-down request in an amount that exceeds (i)1000% of the average daily trading volume of the Company’s stock for the 15 trading days preceding the draw-down date or (ii) 90% of the closing price on the trading day immediately prior to the issue or the relevant draw down notice and then added to the aggregate purchase price of all the common shares subscribed for pursuant to all prior closings would not exceed the total facility. GEM may accept or reject such drawn down notice based on various conditions described in the agreement. On July 8, 2020 the TSX Venture Exchange provided approval for the Facility.
Capital commitments, percentage of fee equal					2.00%	2.00%
Capital commitments, fee payable, description					The fee is payable, whether or not any draw down notices have been delivered, as follows: the first 25% of the fee shall be paid within 12 months from the date of the agreement; an additional 25% of the fee shall be paid within 18 months from the date of the agreement and the rest of 50% of the fee shall be paid within 24 months from the date of this agreement.	The fee is payable, whether or not any draw down notices have been delivered, as follows: the first 25% of the fee shall be paid within 12 months from the date of the agreement; an additional 25% of the fee shall be paid within 18 months from the date of the agreement and the rest of 50% of the fee shall be paid within 24 months from the date of this agreement.
Capital commitments, aggregate purchase price					$ 1,418,880	$ 2,000,000
Capital commitments, percentage of base rate					5.00%	5.00%
Warrants issued | shares		2,182,553												2,106,290
Exercise Price | (per share)		$ 0.39													$ 0.5
Prepaid financing fee														$ 1,390,151
Warrants, measurement input, term		1 year 10 months 6 days												2 years 9 months 25 days
Percentage of transfer of shares		75.00%
Fair value adjustment of warrants		$ 3,475,379
Gain on revaluation of warrants		$ 2,650,772
Sought value			$ 500,000	$ 2,000,000
Deferred financing costs											$ 2,809,031
Motion amount filed	$ 2,000,000
Motion amount filed with interest	218,493.87
Additional motion amount filed	506.02
Attorney's fees	112,584.5
Attorney fee in costs	$ 4,884.86
Current portion of notes payable										$ 2,000,000
GEM Global Yield LLC SCS [Member] | Interest Rate (Annual)
Other Commitments [Line Items]
Warrants, measurement input		0.22												0.18
GEM Global Yield LLC SCS [Member] | Expected Dividend
Other Commitments [Line Items]
Warrants, measurement input		0												0
GEM Global Yield LLC SCS [Member] | Stock Price
Other Commitments [Line Items]
Warrants, measurement input		2.03												0.94
GEM Global Yield LLC SCS [Member] | Volatility
Other Commitments [Line Items]
Warrants, measurement input		74.7												70